Mineral Interests, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Interests, Property and Equipment Explanatory [Abstract]
Schedule of mineral interest, property and equipment
($000s)	Mineral interests	Construction in progress	Property & equipment [1]	Right-of-use assets [1]	Total
Cost
As at January 1, 2021	591,446	-	-	307	591,753
Additions	40,559	27,061	3,080	100	70,800
As at December 31, 2021	632,005	27,061	3,080	407	662,553
Additions	55,069	120,287	43,177	2,030	220,563
As at December 31, 2022	687,074	147,348	46,257	2,437	883,116
Accumulated Depreciation
As at January 1, 2021	-	-	-	72	72
Depreciation expense	-	-	117	85	202
As at December 31, 2021	-	-	117	157	274
Depreciation expense [1]	-	-	953	392	1,345
As at December 31, 2022	-	-	1,070	549	1,619
Net Book Value
As at December 31, 2021	632,005	27,061	2,963	250	662,279
As at December 31, 2022	687,074	147,348	45,187	1,888	881,497

1)	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.

Schedule of mineral interests, property and equipment
		Year ended December 31, 2022
($000s)	January 1, 2022	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2022
Additions
KSM [1]	502,015	39,985	120,287	43,177	1,726	205,175	707,190
Courageous Lake	77,176	823	-	-	-	823	77,999
Iskut	41,779	8,125	-	-	-	8,125	49,904
Snowstorm	31,471	3,091	-	-	-	3,091	34,562
3 Aces	9,034	3,045	-	-	-	3,045	12,079
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	304	304	611
	662,553	55,069	120,287	43,177	2,030	220,563	883,116

		Year ended December 31, 2021
($000s)	January 1, 2021	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2021
Additions
KSM [2]	444,167	27,607	27,061	3,080	100	57,848	502,015
Courageous Lake	76,522	654	-	-	-	654	77,176
Iskut	37,949	3,830	-	-	-	3,830	41,779
Snowstorm	24,924	6,547	-	-	-	6,547	31,471
3 Aces	7,113	1,921	-	-	-	1,921	9,034
Grassy Mountain	771	-	-	-	-	-	771
Corporate	307	-	-	-	-	-	307
	591,753	40,559	27,061	3,080	100	70,800	662,553

1)	Construction in progress additions at KSM includes $14.7 million of capitalized borrowing costs.

2)	$3.9 million of costs related to the BCMETC audit (refer to Note 8) were reclassified from mineral interests to amounts receivable.